Directors' and key management remuneration - Additional information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) director	Dec. 31, 2021 USD ($) director	Dec. 31, 2020 USD ($) director
Disclosure Of Directors And Key Management Remuneration [Line Items]
Aggregate remuneration incurred	$ 25,278	$ 28,787	$ 59,797
Aggregate pension contribution to defined contribution plans	174	300	369
Other employment costs	$ 1,173	$ 1,511	$ 2,130
Defined Benefit Plan
Disclosure Of Directors And Key Management Remuneration [Line Items]
Number of directors accrued retirement benefits under defined contribution arrangements | director	0	0	0
Defined Contribution Plans
Disclosure Of Directors And Key Management Remuneration [Line Items]
Number of directors accrued retirement benefits under defined contribution arrangements | director	2	2	2
Rio Tinto plc
Disclosure Of Directors And Key Management Remuneration [Line Items]
Aggregate remuneration incurred	$ 10,692	$ 7,522	$ 14,983
Aggregate pension contribution to defined contribution plans	10	9	29
Rio Tinto Limited
Disclosure Of Directors And Key Management Remuneration [Line Items]
Aggregate pension contribution to defined contribution plans	0	0	0
Aggregate remuneration including pension contributions and other retirement benefits	$ 735	$ 642	$ 707